AGREEMENT WITH HEMISPHERIAN FOR DEVELOPMENT OF GLIX1 (Narrative) (Details) - Hemispherian As [Member] - Asset Transfer Agreement [Member] - Tetragon [Member] - USD ($)	1 Months Ended
	Sep. 30, 2025	Dec. 31, 2025
Collaboration And Shareholders Agreement [Line Items]
Percentage of issued share capital received	60.00%
Investment	$ 5,000,000	$ 1,200,000
Percentage of issued share capital received within 36 months	40.00%
Incremental investment	$ 1,000,000
Percentage of additional equity interest	1.00%
Percentage of aggregate maximum ownership	70.00%
Percentage of ownership stake	50.00%
Monthly advisory fee	$ 80,000
Intangible asset amount	$ 6,000,000